Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 196,094	¥ 180,611
IT-related Expenses	¥ 29,937	¥ 27,457